SHARE-BASED COMPENSATION - Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED COMPENSATION
Total stock-based compensation	$ 212	$ 259	$ 467	$ 509	$ 1,040	$ 850
Research and development
SHARE-BASED COMPENSATION
Total stock-based compensation	17	75	74	147	291	268
General and administration
SHARE-BASED COMPENSATION
Total stock-based compensation	$ 195	$ 184	$ 393	$ 362	$ 749	$ 582